Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flows [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

	Year ended December 31,
Net change in non-cash working capital items:	2024	2023
Accounts receivable	$(13,985)	$6,918
Inventories	(12,586)	(5,269)
Other assets	(17,636)	(11,694)
Accounts payable and accrued liabilities	(4,137)	1,673
Deferred revenue	22,654	2,440
	$(25,690)	$(5,932)

Non-cash investing and financing activities:
Additions to property, plant and equipment by leases	$18,012	$20,019
Non-cash (decrease) increase in accounts payable in relation to capital expenditures	(4,848)	28,851
Change in mineral properties, plant and equipment from change in estimates for provision for rehabilitation and closure costs	7,890	3,119